Subsequent events	12 Months Ended
Dec. 31, 2015
Notes To Consolidated Financial Statements
Subsequent Events

22. Subsequent Events

(a)       Dividend declaration: On January 12, 2016, the Board of Directors declared a dividend of $0.50 per all classes of preferred shares, totaling $3,522, payable to all shareholders of record as of January 25, 2016, which was paid on February 1, 2016.

(b)       Newbuild deliveries: In January 2016, the Company took delivery of the Troodos Sun, a Japanese newbuild Post-Panamax class vessel.

(c)       Loan and credit facilities: In January 2016, the Company prepaid in full the Maxeikositessera loan facility in an amount of $25,109 and the Maxenteka loan facility in an amount of $25,500.

(d)       Loan and credit facilities: In January 2016, the Company entered into a loan facility of up to $40,000 to be used for the full repayment of the Maxdekatria, Glovertwo and Shikokutessera loan and credit facilities. The new facility was fully utilized in February 2016.

(e)       Loan and credit facilities: In January 2016, the Company entered into an agreement with a bank for the amendment of the maturity, repayment schedule and other terms of the Safe Bulkers credit facility. Under the new agreement, the facility will mature in September 2022.

(f)       Loan and credit facilities: In February 2016, the Company prepaid in full the Gloverthree credit facility, amounting to $16,807.

(g)       Loan and credit facilities: In February 2016, the Company drew down a loan facility of $24,500 secured by the Troodos Sun, a guarantee of the Company and other customary securities. The facility has a tenor of eight years.

(h)       Sale of vessels and novation of newbuilds: In February 2016, the relevant MoAs for the sale of the Stalo and Kypros Unity were signed. The sale of both vessels is expected to be consummated in March 2016, when the vessels will be delivered to their new owners. The novation agreement for Hull 1718 was signed in February 2016. The Company is still in negotiations with the respective seller for the novation of the newbuild contract of Hull 1552.

(i)        Loan and credit facilities: In February 2016, the Company accepted a commitment letter from a bank for the amendment of the maturity, repayment schedule and other terms of the Pemer, Petra and Shikokuokto loan facility. Under the new agreement, the loan facility will mature in June 2022.

(j)        Loan and credit facilities: In February 2016, the Company agreed with a bank for the amendment of the maturity, repayment schedule and other terms of the Maxtessera credit facility. Under the new agreement, the credit facility will mature in June 2021.